Accounts Receivable, Net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Allowance for expected credit losses	$ 30,148	$ 30,148	$ 42,168
Written off		$ 42,168
Credit loss provisions